Trade and other receivables	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade and other receivables
15.	Trade and other receivables

	2018	2017
	(in € millions)
Trade receivables	286	295
Less: allowance for expected credit losses	(8)	(15)
Less: provision for credit reserves	(5)	(8)
Trade receivables – net	273	272
Other	127	88
	400	360

Trade receivables are non-interest bearing and generally have 30-day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value. Other includes €18 million for amounts expected to be recovered from rights holders for retroactive statutory rate change for the year ended December 31, 2018. The Group establishes an accrual against advances made to rights holders not expected to be recovered.

The aging of the Group’s net trade receivables is as follows:

	2018	2017
	(in € millions)
Current	195	153
Overdue 1 – 30 days	44	69
Overdue 31 – 60 days	19	13
Overdue 60 – 90 days	7	11
Overdue more than 90 days	8	26
	273	272

The movements in the Group’s allowance for expected credit losses are as follows:

	2018	2017
	(in € millions)
At January 1	15	18
Provision for expected credit losses	15	12
Receivables written off	(18)	(3)
Reversal of unutilized provisions	(4)	(12)
At December 31	8	15

The Group maintains an allowance for expected credit losses of a portion of trade receivables based on the simplified approach for measuring expected credit losses. The Group estimates anticipated losses based on lifetime expected credit losses at each reporting date. The Group has an established provision matrix which takes into account the number of days past due, collection history, identification of specific customer exposure, product type, geographical region and current economic trends. Expected credit losses on trade receivables are calculated based on the aforementioned matrix and are charged to general and administrative expense in the consolidated statement of operations. Receivables for which an impairment provision was recognized are written off against the provision when it is deemed uncollectible.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.